INCOME TAXES - CHANGES IN DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Total deferred tax assets	$ 83.6	$ 85.9
Total deferred tax assets, change	(2.3)
Total deferred tax liabilities	(11.5)	(10.1)
Total deferred tax liabilities, change	(1.4)
Net deferred tax assets/liabilities	72.1	75.8
Net deferred tax assets/liabilities, change	(3.7)
Statutory valuation allowance adjustment	0.0	0.0
Statutory valuation allowance adjustment, change	0.0
Net deferred tax assets/liabilities after SVA	72.1	$ 75.8
Net deferred tax assets/liabilities after SVA, change	(3.7)
Tax effect of unrealized gains/(losses)	1.4
Incurred tax items in surplus	0.0
Change in net deferred income tax	$ (2.3)